BUSINESS COMBINATIONS AND SALES - Schedule of Allocation for Property, Plant and Equipment Acquired from Acquisition (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Jul. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 26,307		$ 25,072	$ 24,332
Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	23,208		22,377	21,771
Right-of-use assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	3,099		2,695	2,561
Land and buildings | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	1,853		1,291	973
Computer equipment and software | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	2,282		1,926	2,341
Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	406		347	370
Equipment and vehicles | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	592		483	434
Construction in process | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	1,797		2,734	2,264
Gross carrying amount
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	58,218		54,425	51,156
Gross carrying amount | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	53,421		50,378	47,412
Gross carrying amount | Right-of-use assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	4,797		4,047	3,744
Gross carrying amount | Land and buildings | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	2,684		2,005	1,447
Gross carrying amount | Computer equipment and software | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	8,614		7,914	7,931
Gross carrying amount | Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	885		843	817
Gross carrying amount | Equipment and vehicles | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	1,669		1,527	1,451
Gross carrying amount | Construction in process | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	1,797		2,734	2,264
Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(31,911)		(29,353)	(26,824)
Accumulated depreciation and amortisation | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(30,213)		(28,001)	(25,641)
Accumulated depreciation and amortisation | Right-of-use assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(1,698)		(1,352)	(1,183)
Accumulated depreciation and amortisation | Land and buildings | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(831)		(714)	(474)
Accumulated depreciation and amortisation | Computer equipment and software | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(6,332)		(5,988)	(5,590)
Accumulated depreciation and amortisation | Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(479)		(496)	(447)
Accumulated depreciation and amortisation | Equipment and vehicles | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(1,077)		(1,044)	(1,017)
Accumulated depreciation and amortisation | Construction in process | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	0		$ 0	$ 0
MLSE Transaction
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	958
MLSE Transaction | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	841
MLSE Transaction | Right-of-use assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	117
MLSE Transaction | Land and buildings | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	634
MLSE Transaction | Computer equipment and software | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	15
MLSE Transaction | Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	89
MLSE Transaction | Equipment and vehicles | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	63
MLSE Transaction | Construction in process | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	40
MLSE Transaction | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		$ 995
MLSE Transaction | Gross carrying amount | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		874
MLSE Transaction | Gross carrying amount | Right-of-use assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		121
MLSE Transaction | Gross carrying amount | Land and buildings | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		652
MLSE Transaction | Gross carrying amount | Computer equipment and software | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		20
MLSE Transaction | Gross carrying amount | Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		92
MLSE Transaction | Gross carrying amount | Equipment and vehicles | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		70
MLSE Transaction | Gross carrying amount | Construction in process | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		$ 40
MLSE Transaction | Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(37)
MLSE Transaction | Accumulated depreciation and amortisation | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(33)
MLSE Transaction | Accumulated depreciation and amortisation | Right-of-use assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(4)
MLSE Transaction | Accumulated depreciation and amortisation | Land and buildings | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(18)
MLSE Transaction | Accumulated depreciation and amortisation | Computer equipment and software | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(5)
MLSE Transaction | Accumulated depreciation and amortisation | Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(3)
MLSE Transaction | Accumulated depreciation and amortisation | Equipment and vehicles | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(7)
MLSE Transaction | Accumulated depreciation and amortisation | Construction in process | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 0